Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Goldman Sachs Asia Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs Asia Equity Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs Asia Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 169% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	169.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Asian issuers (excluding Japanese issuers). Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. An Asian issuer is any company that either:
  Has a class of its securities whose principal securities market is in one or more Asian countries;
  Is organized under the laws of, or has a principal office in, an Asian country;
  Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more Asian countries; or
  Maintains 50% or more of its assets in one or more Asian countries.
The Fund may allocate its assets among the Asian countries (other than Japan) as determined from time to time by the Investment Adviser.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in: (i) equity investments in issuers located in non-Asian countries and Japan; and (ii) fixed income securities, such as government, corporate and bank debt obligations.

			The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) All Country Asia ex-Japan Index (Net, USD, Unhedged).
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Asia Risk.  Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund’s investments in Asian issuers increases the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

			Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

			The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because Class IR Shares did not have a full calendar year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Class A Shares for the 6-month period ended June 30, 2015 was 11.06%. Best Quarter Q2 ‘09 +31.18% Worst Quarter Q3 ‘08 –25.68%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Asia Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.98%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.23%
Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.72%
1 Year		rr_ExpenseExampleYear01	$ 715
3 Years		rr_ExpenseExampleYear03	1,163
5 Years		rr_ExpenseExampleYear05	1,635
10 Years		rr_ExpenseExampleYear10	$ 2,936
2005		rr_AnnualReturn2005	22.12%
2006		rr_AnnualReturn2006	22.02%
2007		rr_AnnualReturn2007	36.57%
2008		rr_AnnualReturn2008	(55.45%)
2009		rr_AnnualReturn2009	64.54%
2010		rr_AnnualReturn2010	19.68%
2011		rr_AnnualReturn2011	(17.74%)
2012		rr_AnnualReturn2012	18.14%
2013		rr_AnnualReturn2013	4.04%
2014		rr_AnnualReturn2014	0.97%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	11.06%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	31.18%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.68%)
1 Year		rr_AverageAnnualReturnYear01	(4.60%)
5 Years		rr_AverageAnnualReturnYear05	2.93%
10 Years		rr_AverageAnnualReturnYear10	5.57%
Since Inception		rr_AverageAnnualReturnSinceInception	2.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994
Goldman Sachs Asia Equity Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.99%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.99%
Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	2.47%
1 Year		rr_ExpenseExampleYear01	$ 350
3 Years		rr_ExpenseExampleYear03	876
5 Years		rr_ExpenseExampleYear05	1,527
10 Years		rr_ExpenseExampleYear10	3,272
1 Year		rr_ExpenseExampleNoRedemptionYear01	250
3 Years		rr_ExpenseExampleNoRedemptionYear03	876
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,527
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,272
1 Year		rr_AverageAnnualReturnYear01	(0.73%)
5 Years		rr_AverageAnnualReturnYear05	3.32%
10 Years		rr_AverageAnnualReturnYear10	5.36%
Since Inception		rr_AverageAnnualReturnSinceInception	1.37%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Asia Equity Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.86%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.86%
Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.31%
1 Year		rr_ExpenseExampleYear01	$ 133
3 Years		rr_ExpenseExampleYear03	531
5 Years		rr_ExpenseExampleYear05	955
10 Years		rr_ExpenseExampleYear10	$ 2,135
1 Year		rr_AverageAnnualReturnYear01	1.34%
5 Years		rr_AverageAnnualReturnYear05	4.51%
10 Years		rr_AverageAnnualReturnYear10	6.59%
Since Inception		rr_AverageAnnualReturnSinceInception	2.19%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 02, 1996
Goldman Sachs Asia Equity Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.99%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.99%
Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.44%
1 Year		rr_ExpenseExampleYear01	$ 147
3 Years		rr_ExpenseExampleYear03	571
5 Years		rr_ExpenseExampleYear05	1,022
10 Years		rr_ExpenseExampleYear10	$ 2,273
Goldman Sachs Asia Equity Fund | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.38%)
5 Years		rr_AverageAnnualReturnYear05	3.04%
10 Years		rr_AverageAnnualReturnYear10	5.65%
Since Inception		rr_AverageAnnualReturnSinceInception	2.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994
Goldman Sachs Asia Equity Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.38%)
5 Years		rr_AverageAnnualReturnYear05	2.50%
10 Years		rr_AverageAnnualReturnYear10	4.82%
Since Inception		rr_AverageAnnualReturnSinceInception	1.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994
Goldman Sachs Asia Equity Fund | MSCI All Country Asia ex-Japan Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	4.80%
5 Years	[6]	rr_AverageAnnualReturnYear05	5.50%
10 Years	[6]	rr_AverageAnnualReturnYear10	9.39%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994
Goldman Sachs Asia Equity Fund | MSCI All Country Asia ex-Japan Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	4.80%
5 Years	[6]	rr_AverageAnnualReturnYear05	5.50%
10 Years	[6]	rr_AverageAnnualReturnYear10	9.39%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Asia Equity Fund | MSCI All Country Asia ex-Japan Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	4.80%
5 Years	[6]	rr_AverageAnnualReturnYear05	5.50%
10 Years	[6]	rr_AverageAnnualReturnYear10	9.39%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Feb. 02, 1996

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.254% of the Fund's average daily net assets through at least July 31, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Expense Limitation
[5]	The Fund's "Total Annual Fund Operating Expenses After Expense Limitation" have been restated to reflect the expense limitation currently in effect.
[6]	Performance for the Morgan Stanley Capital International (MSCI) All Country Asia ex-Japan Index (Net, USD, Unhedged) is provided since 2001.